Document and Entity Information	Jun. 29, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001780097
Document Type	8-K/A
Document Period End Date	Jun. 29, 2023
Entity Registrant Name	Baudax Bio, Inc.
Entity Incorporation State Country Code	PA
Entity File Number	001-39101
Entity Tax Identification Number	47-4639500
Entity Address, Address Line One	490 Lapp Road
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(484)
Local Phone Number	395-2470
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	BXRX
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	On July 5, 2023, Baudax Bio, Inc., a Pennsylvania corporation (the “Company”), filed a Current Report on Form 8-K announcing that on June 29, 2023 (the “Effective Date”), the Company had acquired TeraImmune, Inc., a Delaware corporation (“TeraImmune”) pursuant to that certain Agreement and Plan of Merger, dated as of the Effective Date (the “Merger Agreement”) by and among the Company, Bounce Merger Sub I, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“First Merger Sub”), Bounce Merger Sub II, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (“Second Merger Sub”), and TeraImmune. This Current Report on Form 8-K/A amends and supplements the Current Report on Form 8-K filed on July 5, 2023 (the “July 2023 Form 8-K”) to provide the pro forma information required by Items 9.01(a) and 9.01(b) of Form 8-K. The text of the July 2023 Form 8-K is incorporated herein by reference. Capitalized terms not otherwise defined herein shall have the respective meanings ascribed to them in the July 2023 Form 8-K.